Related party transactions and balances	12 Months Ended
Dec. 31, 2022
Related party transactions and balances

23.	Related party transactions and balances

The Company’s key management personnel have authority and responsibility for overseeing, planning, directing and controlling the activities of the Company. Key management personnel include members of the Board of Directors, Chief Executive Officer, former Chief Operating Officer, Chief Financial Officer, Chief Corporate Officer, President, former President and Senior Vice President, Legal and General Counsel. Compensation of key management personnel may include short-term and long-term benefits. Short-term benefits include salaries and bonuses. Share-based compensation includes the fair value of stock options and restricted share units vested during the year.

Compensation provided to key management during the year ended December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021

Short-term benefits	$3,133,569	$2,777,723
Share-based compensation	5,332,426	13,810,779
	$8,465,995	$16,588,502

A summary of other related party transactions during the year ended December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021

Total transactions during the year:
Revenue	$-	$839,933
Cost of Sales	-	41,109
Expenses
Consulting fees	475,916	938,940
Interest and accretion	-	282,838
Loss on settlement of vendor-take-back loan	-	316,241
Share of (income) loss from investment in associates and joint ventures	(1,129,167)	266,641

A summary of related party balances as of December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021

Balances receivable (payable):
Trade and other receivables	$67,180	$3,734,410
Loans receivable	-	125,995
Investment in associates and joint ventures	12,236	885,269
Accounts payable and accrued liabilities	(249,976)	(382,794)
Contract liabilities	-	(55,434)

On August 27, 2019, the Company entered into a Management Services Agreement (the “Management SA”) with AIG eSports LP, a former related party by nature of it being under the control or direction of the former Chairman of the Company, as well as a Master Services Agreement (the “Master SA”) with Vancouver Arena Limited Partnership, a former related party by nature of it being under the control or direction of the former Chairman of Company (collectively, the “MSAs”). The former Chairman of the Company did not seek re-election at the Company’s July 19, 2022 annual general meeting and is no longer a related party as of July 19, 2022. Pursuant to the Management SA, the Company is to provide a series of esports management services for a base compensation of $100,000 per month, plus an annual amount of USD $250,000, as well as other additional amounts receivable upon certain milestones relating to the performance of the esports teams under management. Pursuant to the Master SA, the Company receives a range of marketing and consulting services at a cost of $100,000 per month, as well as certain other costs payable upon certain milestones relating to third-party revenues generated by the Company relating to the Master SA services. The MSAs had a retroactive effective date of September 7, 2018, and contain payment-in-kind provisions whereas either party may, at its discretion, satisfy its amounts payable through the provision of its respective services. On April 1, 2021, the Management SA with AIG eSports LP and Master SA with Vancouver Arena Limited Partnership was terminated. During the period from January 1, 2022 to July 19, 2022, the Company recognized management revenue of $Nil (January 1, 2021 to December 31, 2021 - $379,125) relating to the Management SA, and recognized consulting expenses of $Nil (January 1, 2021 to December 31, 2021 - $379,125) relating to the Master SA. As of December 31, 2021, a balance of $452,730 is included in trade and other receivables.

On April 6, 2020, the Company entered into an Exchange of Marketing Rights and Benefits Agreement with AIG eSports LP and Surge eSports LLC, former related parties by nature of them being under the control or direction of the former Chairman of the Company. Pursuant to the Exchange of Marketing Rights and Benefits Agreement the Company is to provide media advertising for AIG eSports LP and Surge eSports LLC sponsors and AIG eSports LP and Surge eSports LLC is to provide advertising for the Company. During the period from January 1, 2022 to July 19, 2022, the Company recognized media advertising revenue of $Nil (January 1, 2021 to December 31, 2021 - $16,578) pursuant to the Exchange of Marketing Rights and Benefits Agreement. As of December 31, 2021, a balance of $55,434 is included in contract liabilities for media advertising services to be provided by the Company to AIG eSports and Surge eSports LLC.

As of December 31, 2021 a balance of $29,952 and $24,427 is due to AIG eSports LP and Surge eSports LLC, respectively, which is included in accounts payable and accrued liabilities, relating to team sponsorship fees payable.

As of December 31, 2021, trade and other receivables include $3,225,177 of amounts advanced to Surge eSports LLC, a former related party by nature of it being under the control or direction of the former Chairman of the Company. The Company intends to apply these advances against future share subscriptions in Surge eSports LLC. The advances are non-interest bearing and are receivable if the Company does not obtain share subscriptions in Surge eSports LLC.

On August 30, 2020, the Company completed the acquisition of Omnia from Blue Ant Media Solutions Inc. (“Blue Ant”), following the acquisition Blue Ant and its affiliated companies are related parties to the Company. As of July 19, 2021, Blue Ant held less than 10% of the issued outstanding common shares of the Company and is no longer a related party of the Company. During the period from January 1, 2021 to July 19, 2021, the Company earned media revenue of $394,373 and incurred cost of sales of $41,109 from Blue Ant and its affiliated companies. See Note 18 for information relating to the VTB loan payable to Blue Ant.

During the year ended December 31, 2022, the Company recognized consulting expenses of $75,022 (December 31, 2021 - $75,012) to Rivonia Capital Inc., a company in which a director of the Company is a principal. As of December 31, 2022, a balance of $14,125 (December 31, 2021 - $7,063) is included in account payable and accrued liabilities.

During the year ended December 31, 2022, the Company recognized consulting expense of $Nil (December 31, 2021 - $74,253) to Franchise Agency LLC, an agency which represents a director of the Company. As of December 31, 2022, a balance of $Nil (December 31, 2021 - $55,654) is included in account payable and accrued liabilities.

During the year ended December 31, 2022 the Company recognized $400,894 (December 31, 2021 - $410,550) in consulting fees relating to Board of Director and committee fees to certain directors. As of December 31, 2022, a balance of $235,851 (December 31, 2021 - $265,698) is included in account payable and accrued liabilities.

During the year ended December 31, 2022, the Company earned media revenue of $Nil (December 31, 2021 - $49,857) from AFK, a related party by nature of it having common management as the Company, refer to Note 8. As of December 31, 2022, a balance of $67,180 (December 31, 2021 - $56,503) is included in trade and other receivables.

As of December 31, 2022, the Company has loans receivable due from the former President and Chief Corporate Officer of $Nil (December 31, 2021 - $80,297) and $Nil (December 31, 2021 - $45,698) respectively. The loans receivable were non-interest bearing and due on demand.

See Note 8 for information relating to an investment in associates controlled by a former related party. The investment in associates are no longer a related party as of July 19, 2022. During the period from January 1, 2021 to July 19, 2022, the Company’s share of net income from investment is associates is $1,175,841 (January 1, 2021 to December 31, 2021 – net loss of $200,550).

See Note 8 for information relating to an investment in a joint venture under common management as the Company.

See Note 20 for information relating to stock options issued to officers and directors of the Company.

See Note 21 for information relating to restricted share units issued to officers and directors of the Company.